GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Automobiles & Components — 0.4%
BorgWarner, Inc.	59	$2,559
Ford Motor Co.	118	1,097
Harley-Davidson, Inc.	43	1,599

		5,255

Banks — 4.3%
Bank of America Corp.	2	70
Citizens Financial Group, Inc.	131	5,320
Comerica, Inc.	47	3,372
Fifth Third Bancorp	191	5,871
Huntington Bancshares, Inc.	134	2,021
JPMorgan Chase & Co.	118	16,449
M&T Bank Corp.	38	6,450
People’s United Financial, Inc.	37	625
Regions Financial Corp.	271	4,650
SVB Financial Group*	15	3,766
Truist Financial Corp.	9	507
US Bancorp	53	3,142
Zions Bancorp NA	53	2,752

		54,995

Capital Goods — 13.5%
3M Co.	52	9,174
A.O. Smith Corp.	5	238
Allegion PLC (Ireland)	26	3,238
AMETEK, Inc.	61	6,084
Cummins, Inc.	45	8,053
Dover Corp.	42	4,841
Eaton Corp. PLC (Ireland)	121	11,461
Emerson Electric Co.	174	13,269
Fortune Brands Home & Security, Inc.	40	2,614
Honeywell International, Inc.	107	18,939
IDEX Corp.	15	2,580
Illinois Tool Works, Inc.	88	15,807
Ingersoll-Rand PLC (Ireland)	69	9,171
Jacobs Engineering Group, Inc.	39	3,503
Johnson Controls International PLC (Ireland)	258	10,503
Lockheed Martin Corp.	32	12,460
Masco Corp.	85	4,079
Northrop Grumman Corp.	19	6,535
Parker-Hannifin Corp.	4	823
Pentair PLC (Ireland)	48	2,202
Raytheon Co.	5	1,099
Rockwell Automation, Inc.	21	4,256
Stanley Black & Decker, Inc.	10	1,657

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	16	$2,668
United Technologies Corp.	99	14,826
Westinghouse Air Brake Technologies Corp.	13	1,011
Xylem, Inc.	1	79

		171,170

Commercial & Professional Services — 0.9%
Cintas Corp.	27	7,265
Nielsen Holdings PLC (United Kingdom)	99	2,010
Robert Half International, Inc.	34	2,147

		11,422

Consumer Durables & Apparel — 1.3%
Garmin Ltd. (Switzerland)	38	3,707
Hanesbrands, Inc.	102	1,515
Leggett & Platt, Inc.	37	1,881
Mohawk Industries, Inc.*	21	2,864
Newell Brands, Inc.	120	2,306
PVH Corp.	22	2,313
Whirlpool Corp.	18	2,656

		17,242

Consumer Services — 1.2%
Hilton Worldwide Holdings, Inc.	28	3,105
McDonald’s Corp.	21	4,150
MGM Resorts International	6	200
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	57	3,329
Yum! Brands, Inc.	39	3,928

		14,712

Diversified Financials — 6.9%
American Express Co.	23	2,863
Ameriprise Financial, Inc.	25	4,164
Berkshire Hathaway, Inc., Class B*	56	12,684
BlackRock, Inc.	41	20,611
Discover Financial Services	91	7,719
Franklin Resources, Inc.	148	3,845
Invesco Ltd. (Bermuda)	128	2,301
Moody’s Corp.	44	10,446
Nasdaq, Inc.	44	4,712
S&P Global, Inc.	30	8,192
Synchrony Financial	54	1,945
T Rowe Price Group, Inc.	68	8,285

		87,767

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — 4.1%
Apache Corp.	107	$2,738
ConocoPhillips	217	14,112
Devon Energy Corp.	139	3,610
Halliburton Co.	19	465
Helmerich & Payne, Inc.	31	1,408
Hess Corp.	2	134
HollyFrontier Corp.	50	2,536
Kinder Morgan, Inc.	122	2,583
Marathon Petroleum Corp.	135	8,134
Phillips 66	118	13,146
TechnipFMC PLC (United Kingdom)	126	2,701
Valero Energy Corp.	3	281

		51,848

Food & Staples Retailing — 2.1%
Sysco Corp.	144	12,318
Walgreens Boots Alliance, Inc.	236	13,915

		26,233

Food, Beverage & Tobacco — 5.9%
Archer-Daniels-Midland Co.	94	4,357
Campbell Soup Co.	82	4,052
Coca-Cola Co. (The)	36	1,993
Constellation Brands, Inc., Class A	12	2,277
General Mills, Inc.	161	8,623
Hershey Co. (The)	59	8,672
Kellogg Co.	94	6,501
Kraft Heinz Co. (The)	322	10,346
McCormick & Co., Inc., non-voting shares	18	3,055
Molson Coors Beverage Co., Class B	62	3,342
Mondelez International, Inc., Class A	194	10,686
PepsiCo, Inc.	78	10,660

		74,564

Health Care Equipment & Services — 2.9%
Centene Corp.*	54	3,395
CVS Health Corp.	241	17,904
DaVita, Inc.*	47	3,526
Henry Schein, Inc.*	22	1,468
Humana, Inc.	10	3,665
Laboratory Corp. of America Holdings*	20	3,383
Quest Diagnostics, Inc.	39	4,165

		37,506

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — 1.1%
Clorox Co. (The)	2	$307
Colgate-Palmolive Co.	100	6,884
Kimberly-Clark Corp.	33	4,539
Procter & Gamble Co. (The)	14	1,749

		13,479

Insurance — 4.5%
Aflac, Inc.	67	3,544
Allstate Corp. (The)	54	6,072
Aon PLC (United Kingdom)	9	1,875
Assurant, Inc.	14	1,835
Chubb Ltd. (Switzerland)	20	3,113
Cincinnati Financial Corp.	44	4,627
Globe Life, Inc.	30	3,158
Hartford Financial Services Group, Inc. (The)	100	6,077
Loews Corp.	3	157
Marsh & McLennan Cos., Inc.	141	15,709
Progressive Corp. (The)	14	1,013
Travelers Cos., Inc. (The)	52	7,121
WR Berkley Corp.	46	3,179

		57,480

Materials — 6.3%
Avery Dennison Corp.	25	3,270
Ball Corp.	95	6,144
Celanese Corp.	34	4,186
DuPont de Nemours, Inc.	187	12,005
Eastman Chemical Co.	38	3,012
FMC Corp.	37	3,693
International Paper Co.	111	5,112
Linde PLC (Ireland)	42	8,942
LyondellBasell Industries NV, Class A (Netherlands)	94	8,881
Mosaic Co. (The)	108	2,337
Nucor Corp.	51	2,870
Packaging Corp. of America	27	3,024
PPG Industries, Inc.	67	8,944
Sherwin-Williams Co. (The)	7	4,085
Westrock Co.	73	3,132

		79,637

Media & Entertainment — 3.4%
Activision Blizzard, Inc.	52	3,090
Charter Communications, Inc., Class A*	26	12,612

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Comcast Corp., Class A	228	$10,253
Discovery, Inc., Class A*	31	1,015
DISH Network Corp., Class A*	12	426
Fox Corp., Class A	176	6,524
Interpublic Group of Cos., Inc. (The)	110	2,541
Omnicom Group, Inc.	63	5,104
ViacomCBS, Inc., Class B	6	252
Walt Disney Co. (The)	8	1,157

		42,974

Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.	116	10,271
Alexion Pharmaceuticals, Inc.*	34	3,677
Amgen, Inc.	65	15,670
Biogen, Inc.*	53	15,727
Bristol-Myers Squibb Co.	351	22,531
Gilead Sciences, Inc.	145	9,422
Merck & Co., Inc.	6	546
Pfizer, Inc.	170	6,661

		84,505

Real Estate — 4.3%
Alexandria Real Estate Equities, Inc., REIT	32	5,171
Apartment Investment & Management Co., Class A, REIT	15	775
AvalonBay Communities, Inc., REIT	31	6,501
Boston Properties, Inc., REIT	10	1,379
CBRE Group, Inc., Class A*	95	5,822
Duke Realty Corp., REIT	104	3,606
Equity Residential, REIT	47	3,803
Essex Property Trust, Inc., REIT	14	4,212
Federal Realty Investment Trust, REIT	9	1,159
Kimco Realty Corp., REIT	35	725
Mid-America Apartment Communities, Inc., REIT	33	4,351
Prologis, Inc., REIT	135	12,034
Realty Income Corp., REIT	28	2,062
UDR, Inc., REIT	78	3,643

		55,243

Retailing — 6.9%
Advance Auto Parts, Inc.	19	3,043
AutoZone, Inc.*	7	8,339
Best Buy Co., Inc.	76	6,673

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Booking Holdings, Inc.*	7	$14,376
Dollar General Corp.	73	11,387
eBay, Inc.	270	9,750
Expedia Group, Inc.	6	649
Gap, Inc. (The)	105	1,856
Genuine Parts Co.	42	4,462
Home Depot, Inc. (The)	58	12,666
Kohl’s Corp.	47	2,395
LKQ Corp.*	89	3,177
Lowe’s Cos., Inc.	19	2,275
Ross Stores, Inc.	11	1,281
TJX Cos., Inc. (The)	50	3,053
Tractor Supply Co.	23	2,149

		87,531

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	271	16,542
Intel Corp.	90	5,386
KLA Corp.	41	7,305
Lam Research Corp.	45	13,158
Micron Technology, Inc.*	4	215
Qorvo, Inc.*	35	4,068
Skyworks Solutions, Inc.	11	1,330
Texas Instruments, Inc.	41	5,260

		53,264

Software & Services — 5.1%
Accenture PLC, Class A (Ireland)	88	18,530
Alliance Data Systems Corp.	15	1,683
Broadridge Financial Solutions, Inc.	30	3,706
FleetCor Technologies, Inc.*	1	288
International Business Machines Corp.	114	15,281
Leidos Holdings, Inc.	41	4,013
Microsoft Corp.	16	2,523
Oracle Corp.	260	13,775
Paychex, Inc.	15	1,276
Western Union Co. (The)	125	3,348

		64,423

Technology Hardware & Equipment — 6.5%
Amphenol Corp., Class A	21	2,273
Apple, Inc.	41	12,040
Arista Networks, Inc.*	2	407
CDW Corp.	20	2,857
Cisco Systems, Inc.	462	22,157

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	17	$2,374
FLIR Systems, Inc.	6	312
Hewlett Packard Enterprise Co.	393	6,233
HP, Inc.	441	9,063
Juniper Networks, Inc.	91	2,241
Keysight Technologies, Inc.*	9	924
Motorola Solutions, Inc.	19	3,062
NetApp, Inc.	51	3,175
Seagate Technology PLC (Ireland)	38	2,261
TE Connectivity Ltd. (Switzerland)	96	9,201
Xerox Holdings Corp.	69	2,544
Zebra Technologies Corp., Class A*	6	1,533

		82,657

Telecommunication Services — 2.7%
AT&T, Inc.	399	15,593
CenturyLink, Inc.	304	4,016
Verizon Communications, Inc.	240	14,736

		34,345

Transportation — 3.5%
Alaska Air Group, Inc.	35	2,371
American Airlines Group, Inc.	79	2,266
CSX Corp.	145	10,492
Delta Air Lines, Inc.	183	10,702
Expeditors International of Washington, Inc.	18	1,404
JB Hunt Transport Services, Inc.	8	934
Kansas City Southern	4	613
Norfolk Southern Corp.	4	777
Southwest Airlines Co.	151	8,151
Union Pacific Corp.	5	904
United Airlines Holdings, Inc.*	69	6,078

		44,692

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — 0.9%
Southern Co. (The)	179	$11,402

TOTAL COMMON STOCKS - 99.5% (Cost $1,092,582)		1,264,346

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,875

NET ASSETS - 100.0%		$1,270,221

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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